Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2032
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99741
Maximum Aggregate Offering Price	$ 648,316,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,257.26
Offering Note
(1)
Comcast Cable Communications, LLC and NBCUniversal Media, LLC have each provided a guarantee with respect to the 4.950% Notes due 2032, 5.300% Notes due 2035 and 6.050% Notes due 2055 issued by Comcast Corporation.

(2)	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.950% Notes due 2032
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(1)
Comcast Cable Communications, LLC and NBCUniversal Media, LLC have each provided a guarantee with respect to the 4.950% Notes due 2032, 5.300% Notes due 2035 and 6.050% Notes due 2055 issued by Comcast Corporation.

(2)	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2035
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	0.99638
Maximum Aggregate Offering Price	$ 846,923,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 129,663.91
Offering Note
(1)
Comcast Cable Communications, LLC and NBCUniversal Media, LLC have each provided a guarantee with respect to the 4.950% Notes due 2032, 5.300% Notes due 2035 and 6.050% Notes due 2055 issued by Comcast Corporation.

(2)	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.300% Notes due 2035
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(1)
Comcast Cable Communications, LLC and NBCUniversal Media, LLC have each provided a guarantee with respect to the 4.950% Notes due 2032, 5.300% Notes due 2035 and 6.050% Notes due 2055 issued by Comcast Corporation.

(2)	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.050% Notes due 2055
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99847
Maximum Aggregate Offering Price	$ 998,470,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,865.76
Offering Note
(1)
Comcast Cable Communications, LLC and NBCUniversal Media, LLC have each provided a guarantee with respect to the 4.950% Notes due 2032, 5.300% Notes due 2035 and 6.050% Notes due 2055 issued by Comcast Corporation.

(2)	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 6.050% Notes due 2055
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(1)
Comcast Cable Communications, LLC and NBCUniversal Media, LLC have each provided a guarantee with respect to the 4.950% Notes due 2032, 5.300% Notes due 2035 and 6.050% Notes due 2055 issued by Comcast Corporation.

(2)	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.